Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share
Earnings per share

10.  Earnings per share

Basic earnings per share are calculated by dividing net income attributable to the owners of the Company by the weighted average number of ordinary shares of the Company outstanding over the period.

On May 8, 2020 the Company issued 317,860 new shares, bringing the total number of issued ordinary shares to 50,317,860, and settled with this issue the 18.75% of the awards which vested on the first anniversary of the IPO under the 2016 HeadHunter Unit Option Plan. See Note 21(a)(i).

On May 14, 2021 the Company issued 317,860 new shares, bringing the total number of issued ordinary shares to 50,635,720 as of December 31, 2021, and settled with this issue the 18.75% of the awards which vested on the second anniversary of the IPO under the 2016 HeadHunter Unit Option Plan. See Note 21(a)(i).

Diluted earnings per share are calculated by dividing the net income attributable to the owners of the Company by the weighted average number of ordinary shares outstanding over the period plus number of ordinary shares that would be issued if all existing convertible instruments, if any, were converted.

Under the 2016 HeadHunter Unit Option Plan, the Company may issue up to 1,271,436 new shares to settle the awards provided by the plan over the period of 4 years from the date of the IPO (see Note 21(a)(i)), of which 635,720 shares have already been issued, 26,767 shares have been forfeitured and the remaining 608,949 shares may be issued after December 31, 2022.

Under the 2018 HeadHunter Unit Option Plan, the Company may issue new shares to settle the awards provided in the plan over the period of 7 years from the grant date (see Note 21(a)(ii)) depending on share price performance; if on December 31, 2022 all units would vest, 394,625 new shares would have been issued.

Under 2021 RSU Plan, the Company may issue new shares up to 6% of the fully diluted aggregate number of ordinary shares issued. As of December 31, 2022, the Company had 539,550 unvested ordinary shares to be issued under 2021 RSU Plan, out of which 155,578 unvested ordinary shares are dilutive and included in the diluted weighted-average number of ordinary shares calculation.

Also, as of December 31, 2022 the Company may issue up to 26,941 new shares over next 3 year period as part of the remuneration of its Board of Directors.

Accordingly, 1,570,065 new shares may be issued by the Company in total as of December 31, 2022 in relation to the Long-term Incentive Plans (LTIPs) and Board of Directors remuneration agreements (as of December 31, 2021 – 1,659,800 shares, as of December 31, 2020 – 1,358,914 shares).

	For the year ended December 31,
	2022	2021	2020
Net income attributable to owners of the Company	3,651,810	5,390,677	1,748,960
Weighted average number of ordinary shares outstanding (Note 20)	50,263,821	50,499,021	50,206,696

Effects of dilution from:
Share options (weighted average)	1,273,388	1,356,446	1,377,708
Weighted average number of ordinary shares outstanding adjusted for the effect of dilution	51,537,209	51,855,467	51,584,404

Earnings per share (in Russian Roubles per share)
Basic	72.65	106.75	34.84
Diluted	70.86	103.96	33.90

The average market value of the Company’s shares for the purpose of calculating the dilutive effect of share options was based on quoted market prices for the period during which the options were outstanding.